Employee Benefit Plans (Details 4)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Determination of benefit obligation at year end:
Discount rate	4.25%	4.75%	5.75%
Annual rate of compensation increase	3.61%	4.50%	4.50%
Determination of pension expense for year ended:
Discount rate for the service cost	4.25%	4.75%	5.75%
Annual rate of compensation increase	3.61%	4.50%	4.50%
Expected long-term rate of return on plan assets	7.00%
Determination of Pension expense [Member]
Determination of benefit obligation at year end:
Discount rate	4.75%	5.75%	5.75%
Annual rate of compensation increase	3.61%	4.50%	4.50%
Determination of pension expense for year ended:
Discount rate for the service cost	4.75%	5.75%	5.75%
Annual rate of compensation increase	3.61%	4.50%	4.50%
Expected long-term rate of return on plan assets	7.00%	7.00%	7.00%